Subsequent Events	12 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

16.	SUBSEQUENT EVENTS

On 29 July 2019, the Company announced it has successfully completed its Phase 1 study of PBT434, a novel, orally bioavailable small molecule inhibitor of alpha-synuclein aggregation.

No other matter or circumstance has occurred subsequent to year end that has significantly affected, or may significantly affect, the operations of the Group, the results of those operations or the state of affairs of the Group or economic entity in subsequent financial years.